Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM U.S. Equity Shareholder Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM U.S. Equity Shareholder Yield Fund
Risk/Return Supplement [Text Block]	ck0000949881_SupplementTextBlock

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund
TDAM U.S. Large Cap Core Equity Fund
TDAM Global Equity Shareholder Yield Fund
TDAM Global All Cap Fund
TDAM U.S. Small-Mid Cap Equity Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2015 to the Prospectus (the “Prospectus”) and the
Statement of Additional Information (the “SAI”), each dated May 29, 2015

Effective, June 18, 2015:

The “TDAM U.S. Equity Shareholder Yield Fund” is renamed “Epoch U.S. Equity Shareholder Yield Fund”;

The “TDAM U.S. Large Cap Core Equity Fund” is renamed “Epoch U.S. Large Cap Core Equity Fund”;

The “TDAM Global Equity Shareholder Yield Fund” is renamed “Epoch Global Equity Shareholder Yield Fund”;

The “TDAM Global All Cap Fund” is renamed “Epoch Global All Cap Fund”; and

The “TDAM U.S. Small-Mid Cap Equity Fund” is renamed “Epoch U.S. Small-Mid Cap Equity Fund”.

Accordingly, effective June 18, 2015, all references in the TDAM U.S. Equity Shareholder Yield Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Shareholder Yield Fund, TDAM Global All Cap Fund, and TDAM U.S. Small-Mid Cap Equity Fund Prospectus and SAI to “TDAM U.S. Equity Shareholder Yield Fund,” “TDAM U.S. Large Cap Core Equity Fund,” “TDAM Global Equity Shareholder Yield Fund,” “TDAM Global All Cap Fund” and “TDAM U.S. Small-Mid Cap Equity Fund” are replaced with “Epoch U.S. Equity Shareholder Yield Fund,” “Epoch U.S. Large Cap Core Equity Fund,” “Epoch Global Equity Shareholder Yield Fund,” “Epoch Global All Cap Fund” and “Epoch U.S. Small-Mid Cap Equity Fund,” respectively.

Supplement Closing [Text Block]	ck0000949881_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE